Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Sep. 30, 2020	Nov. 03, 2020	Sep. 30, 2020	Sep. 30, 2020
Dividends			$ 52,342
Proceeds from offering	$ 93,300			$ 1,405,300
Subsequent Event [Member]
Dividends		$ 7,601
Subsequent Event [Member] | Unit Offering [Member]
Proceeds from offering		$ 93,300